Operating Lease (Details)								1 Months Ended
	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)	Nov. 08, 2022 USD ($)	Nov. 08, 2022 CNY (¥)	Nov. 01, 2021 USD ($)	Nov. 01, 2021 CNY (¥)	Feb. 01, 2021 USD ($)	Oct. 24, 2022 USD ($)	Oct. 24, 2022 CNY (¥)	Sep. 20, 2022 USD ($)	Sep. 20, 2022 CNY (¥)	Jun. 15, 2022
Lessee Operating Lease [Abstract]
Term	2 years	2 years	2 years	2 years	3 years	3 years	2 years	3 years	3 years	2 years	2 years	5 years
Lease fee	$ 4,161	¥ 28,000	$ 12,489	¥ 84,000	$ 46,692	¥ 314,057	$ 4,392	$ 4,041	¥ 27,000	$ 1,933	¥ 13,000